Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Syndicated bank loan	$ 9,041,645	$ 9,789,518
Less:Fee on syndicated bank loan	(24,355)	(32,482)
Less: Current portion (fee included)	(748,419)	(747,422)	$ (25,023)
Syndicated bank loans, excluding current portion	8,293,226	9,042,096	$ 277,273
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	$ 1,800,000	$ 1,800,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.7895%	1.7895%	1.7895%
Gross carrying amount [member] | Syndicated bank loans repayable from November 2018 to May 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Syndicated bank loan	$ 9,066,000	$ 9,822,000
Period and payment term	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018